Acquisitions (DDGG Intangibles and Goodwill Impairment) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 08, 2015	Jun. 30, 2016	Dec. 31, 2016
Purchase allocation:
Goodwill		$ 11,270	$ 18,859
DraftDay
Consideration transferred:
Notes issued to sellers	$ 2,250
Total consideration transferred	4,010
Purchase allocation:
Goodwill	1,591
Intangible assets	3,012
Other Assets	799
Total liabilities	(1,392)
Total	4,010
Viggle common stock | DraftDay
Consideration transferred:
Shares of the Company's common stock on closing market price at issuance	$ 1,760
DraftDay Gaming Group
Business Acquisition [Line Items]
Impairment of intangible assets		$ 749